Fair values	12 Months Ended
Dec. 31, 2017
Fair values
Fair values

Note 6—Fair values

Recurring fair value measures

The fair values of financial assets and liabilities measured at fair value on a recurring basis were as follows:

	December 31, 2017
				Total
($ in millions)	Level 1	Level 2	Level 3	fair value
Assets
Available-for-sale securities in “Marketable securities and
short-term investments”:
Equity securities	—	165	—	165
Debt securities—U.S. government obligations	125	—	—	125
Debt securities—Other government obligations	—	2	—	2
Debt securities—Corporate	—	215	—	215
Receivable in “Other non-current assets”:
Receivable under securities lending arrangement	79	—	—	79
Derivative assets—current in “Other current assets”	—	244	—	244
Derivative assets—non-current in “Other non-current assets”	—	101	—	101
Total	204	727	—	931
Liabilities
Derivative liabilities—current in “Other current liabilities”	—	223	—	223
Derivative liabilities—non-current in “Other non-current liabilities”	—	75	—	75
Total	—	298	—	298

	December 31, 2016
				Total
($ in millions)	Level 1	Level 2	Level 3	fair value
Assets
Available-for-sale securities in “Marketable securities and
short-term investments”:
Equity securities	—	541	—	541
Debt securities—U.S. government obligations	220	—	—	220
Debt securities—Other government obligations	—	2	—	2
Debt securities—Corporate	—	95	—	95
Derivative assets—current in “Other current assets”	—	278	—	278
Derivative assets—non-current in “Other non-current assets”	—	126	—	126
Total	220	1,042	—	1,262
Liabilities
Derivative liabilities—current in “Other current liabilities”	—	304	—	304
Derivative liabilities—non-current in “Other non-current liabilities”	—	101	—	101
Total	—	405	—	405

The Company uses the following methods and assumptions in estimating fair values of financial assets and liabilities measured at fair value on a recurring basis:

•          Available-for-sale securities in “Cash and equivalents” and “Marketable securities and short-term investments” and “Other non-current assets”: If quoted market prices in active markets for identical assets are available, these are considered Level 1 inputs; however, when markets are not active, these inputs are considered Level 2. If such quoted market prices are not available, fair value is determined using market prices for similar assets or present value techniques, applying an appropriate risk-free interest rate adjusted for nonperformance risk. The inputs used in present value techniques are observable and fall into the Level 2 category. The fair value of the receivable under the securities lending arrangement has been determined based on the fair value of the security lent.

•          Derivatives: The fair values of derivative instruments are determined using quoted prices of identical instruments from an active market, if available (Level 1 inputs). If quoted prices are not available, price quotes for similar instruments, appropriately adjusted, or present value techniques, based on available market data, or option pricing models are used. Cash-settled call options hedging the Company’s WAR liability are valued based on bid prices of the equivalent listed warrant. The fair values obtained using price quotes for similar instruments or valuation techniques represent a Level 2 input unless significant unobservable inputs are used.

Non-recurring fair value measures

There were no significant non-recurring fair value measurements during 2017 and 2016.

Disclosure about financial instruments carried on a cost basis

The fair values of financial instruments carried on a cost basis were as follows:

	December 31, 2017
	Carrying				Total
($ in millions)	value	Level 1	Level 2	Level 3	fair value
Assets
Cash and equivalents (excluding available-for-sale securities with original maturities up to 3 months):
Cash	1,963	1,963	—	—	1,963
Time deposits	2,563	—	2,563	—	2,563
Marketable securities and short-term investments (excluding
available-for-sale securities):
Time deposits	290	—	290	—	290
Receivables under reverse repurchase agreements	305	—	305	—	305
Other non-current assets:
Loans granted	32	—	33	—	33
Restricted cash and cash deposits	38	38	—	—	38
Liabilities
Short-term debt and current maturities of long-term debt
(excluding capital lease obligations)	704	400	304	—	704
Long-term debt (excluding capital lease obligations)	6,569	6,046	775	—	6,821

	December 31, 2016
	Carrying				Total
($ in millions)	value	Level 1	Level 2	Level 3	fair value
Assets
Cash and equivalents (excluding available-for-sale securities with original maturities up to 3 months):
Cash	1,704	1,704	—	—	1,704
Time deposits	1,940	—	1,940	—	1,940
Marketable securities and short-term investments (excluding
available-for-sale securities):
Time deposits	824	—	824	—	824
Receivables under reverse repurchase agreements	268	—	268	—	268
Other short-term investments	3	3	—	—	3
Other non-current assets:
Loans granted	30	—	31	—	31
Restricted cash and cash deposits	59	59	—	—	59
Liabilities
Short-term debt and current maturities of long-term debt
(excluding capital lease obligations)	980	856	124	—	980
Long-term debt (excluding capital lease obligations)	5,709	5,208	784	—	5,992

The Company uses the following methods and assumptions in estimating fair values of financial instruments carried on a cost basis:

•          Cash and equivalents (excluding available-for-sale securities with original maturities up to 3 months), and Marketable securities and short-term investments (excluding available-for-sale securities): The carrying amounts approximate the fair values as the items are short-term in nature.

•          Other non-current assets: Includes (i) loans granted whose fair values are based on the carrying amount adjusted using a present value technique to reflect a premium or discount based on current market interest rates (Level 2 inputs), (ii) restricted cash whose fair values approximate the carrying amounts (Level 1 inputs).

•          Short-term debt and current maturities of long-term debt (excluding capital lease obligations): Short-term debt includes commercial paper, bank borrowings and overdrafts. The carrying amounts of short-term debt and current maturities of long-term debt, excluding capital lease obligations, approximate their fair values.

•          Long-term debt (excluding capital lease obligations): Fair values of bonds are determined using quoted market prices (Level 1 inputs), if available. For bonds without available quoted market prices and other long-term debt, the fair values are determined using a discounted cash flow methodology based upon borrowing rates of similar debt instruments and reflecting appropriate adjustments for non-performance risk (Level 2 inputs).